Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
Includes cash on hand and in bank deposits and cash equivalents, which are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows are comprised of the following:

	December 31, 2023		December 31, 2022
Cash and bank balances	Ps.	90,114	Ps.	39,598
Cash equivalents (see Note 3.5)		74,998		43,841
	Ps.	165,112	Ps.	83,439